Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2017
Financial Instruments (Details) [Line Items]
Receivable concentration	10.00%
Percentage of increase and decrease in the U.S. dollar	10.00%
Change in exchange rates, percentage	10.00%
Interest at a variable rate (in Dollars)	$ 87,421	$ 150,340
Variable rate, percentage	34.50%	32.26%
Interest rate Spread %	1.00%		12.00%
Decreased profit before tax (in Dollars)	$ 875	$ 1,503
Profit before tax, percentage	1.00%
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Receivable concentration	5.00%
Sale of medicines	60 days
Payment period ranges	60 days
Top of range [member]
Financial Instruments (Details) [Line Items]
Sale of medicines	120 days
Payment period ranges	90 days
Level 1 [Member]
Financial Instruments (Details) [Line Items]
Fair value of the exhibited figures (in Dollars)	$ 16,000
Level 3 [Member]
Financial Instruments (Details) [Line Items]
Fair value of the exhibited figures (in Dollars)	$ 108,971